Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MDT SERIES
Prospectus Date	rr_ProspectusDate	Sep. 30, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes MDT Balanced FundA portfolio of Federated Hermes MDT SeriesClass A Shares (TICKER QABGX)
Class C Shares (TICKER QCBGX)
Institutional Shares (TICKER QIBGX)
Class R6 Shares (TICKER QKBGX)SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2024Effective January 28, 2025, the Board of Trustees of Federated Hermes MDT Balanced Fund (the “Fund”), approved a reduction in the maximum sales charge (load) of the Fund’s Class A Shares. The reduction to the Class A Shares maximum sales charge (load) will also generally cause the reduction of the maximum amount of Class C Shares a shareholder (except for employer-sponsored retirement plans held in omnibus accounts) can hold. Accordingly, please make the following changes in the Fund’s prospectus, which are effective January 28, 2025.1. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” sections in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 26 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)4.50%NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACISR6Management Fee0.75%0.75%0.75%0.75%Distribution (12b-1) Fee0.00%[1]0.75%NoneNoneOther Expenses0.59%0.59%0.34%0.28%Acquired Fund Fees and Expenses0.03%0.03%0.03%0.03%Total Annual Fund Operating Expenses1.37%2.12%1.12%1.06%Fee Waivers and/or Expense Reimbursements[2](0.03)%(0.00)%(0.03)%(0.00)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.34%2.12%1.09%1.06%1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Examples does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$583$864$1,166$2,022Expenses assuming no redemption$583$864$1,166$2,022C:Expenses assuming redemption$315$664$1,139$2,261Expenses assuming no redemption$215$664$1,139$2,261IS:Expenses assuming redemption$114$356$617$1,363Expenses assuming no redemption$114$356$617$1,363R6:Expenses assuming redemption$108$337$585$1,294Expenses assuming no redemption$108$337$585$1,2942. Under the section entitled “What Do Shares Cost? - Sales Charge Information,” please delete the table and its corresponding footnotes and replace with the following:MinimumInitial/SubsequentInvestmentAmounts[1]Maximum Sales ChargesShares OfferedFront-EndSales Charge[2]ContingentDeferredSales Charge[3]A$1,500/$1004.50%0.00%C$1,500/$100None1.00%1The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans; however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus. Please see “By Systematic Investment Program” for applicable minimum investment. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.To maximize your return and minimize the sales charges and marketing fees, aggregate purchases of the C class are generally limited to $250,000. Purchases equal to or in excess of these limits may be made in the A class. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See “Purchase Restrictions on C Class” below.After Class C Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date, provided that certain conditions are satisfied. See “How is the Fund Sold?” This conversion is a non-taxable event.2Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”3See “Sales Charge When You Redeem.”3. Under the section entitled “What Do Shares Cost? - Sales Charge When You Purchase,” please delete the table and its corresponding footnotes and replace with the following:A:Purchase AmountSales Chargeas a Percentageof PublicOffering PriceSales Chargeas a Percentageof NAVLess than $50,0004.50%4.71%$50,000 but less than $100,0003.50%3.63%$100,000 but less than $250,0003.00%3.09%$250,000 or greater[1]0.00%0.00%1A contingent deferred sales charge (CDSC) of 0.75% of the redemption amount applies to Shares originally purchased in an amount of $250,000 or more and redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction. CDSC exceptions may apply. See “Sales Charge When You Redeem.”4. Under the section entitled “What Do Shares Cost? - Purchase Restrictions on C Class,” please delete the paragraph and replace with the following:In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor’s purchases of the C class are generally limited to $250,000 (except for employer-sponsored retirement plans held in omnibus accounts with respect to Class C Shares). In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the respective maximum public offering price times the number of the A class, C class, F class and R class of any Federated Hermes fund currently held in linked Qualifying Accounts, as defined in the section entitled “Reducing the Sales Charge with Breakpoint Discounts.” If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor’s financial intermediary to offer the opportunity to convert the order to the A class. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. Shareholders with balances exceeding the $250,000 threshold in C class may remain in the C class but will be unable to purchase additional C class until their total C class assets fall below $250,000.5. Under the section entitled “What Do Shares Cost? - Sales Charge When you Redeem,” please delete the A Shares table and the bullet point for A Class Only and replace with the following:A:If you make a purchase of the A class in the amount of $250,000 or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such Shares redeemed within 24 months of the purchase.A Class Only■ purchased in the amount of $250,000 or more and redeemed within 24 months of purchase if the Shares were originally purchased through an eligible program offered by a Financial Intermediary that provides for the purchase of Shares without imposition of a sales charge (for example, a wrap account, self-directed brokerage account, retirement or other fee-based program offered by the Financial Intermediary).6. Under the section entitled “Payments to Financial Intermediaries - Front-End Sales Charge Reallowances,” please delete the A Shares table and replace with the following:Class A Shares:Purchase AmountDealer Reallowanceas a Percentage ofPublic Offering PriceLess than $50,0004.00%$50,000 but less than $100,0003.00%$100,000 but less than $250,0002.50%$250,000 or greater0.00%7. Under the section entitled “Payments to Financial Intermediaries - Advance Commissions,” please delete the A Shares table and replace with the following:A (for purchases over $250,000):Purchase AmountAdvance Commissionas a Percentage ofPublic Offering PriceFirst $250,000 - $5 million0.75%Next $5 million - $20 million0.50%Over $20 million0.25%8. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the Class A table in its entirety with the following:FEDERATED HERMES MDT BALANCED FUND – A CLASSANNUAL EXPENSE RATIO: 1.37%MAXIMUM FRONT-END SALES CHARGE: 4.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$477.50$10,027.50$583.21$9,896.672$9,896.67$494.83$10,391.50$138.05$10,255.923$10,255.92$512.80$10,768.72$143.06$10,628.214$10,628.21$531.41$11,159.62$148.25$11,014.015$11,014.01$550.70$11,564.71$153.63$11,413.826$11,413.82$570.69$11,984.51$159.21$11,828.147$11,828.14$591.41$12,419.55$164.99$12,257.508$12,257.50$612.88$12,870.38$170.98$12,702.459$12,702.45$635.12$13,337.57$177.18$13,163.5510$13,163.55$658.18$13,821.73$183.61$13,641.39Cumulative$5,635.52$2,022.17November 18, 2024Federated Hermes MDT Balanced Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456904 (11/24)© 2024 Federated Hermes, Inc.Federated Hermes MDT Balanced FundA portfolio of Federated Hermes MDT SeriesClass A Shares (TICKER QABGX)
Class C Shares (TICKER QCBGX)
Institutional Shares (TICKER QIBGX)
Class R6 Shares (TICKER QKBGX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2024Effective January 28, 2025, the Board of Trustees of Federated Hermes MDT Balanced Fund (the “Fund”), approved a reduction in the maximum sales charge (load) of the Fund’s Class A Shares. The reduction to the Class A Shares maximum sales charge (load) will also generally cause the reduction of the maximum amount of Class C Shares a shareholder (except for employer-sponsored retirement plans held in omnibus accounts) can hold. Accordingly, please make the following changes in the Fund’s summary prospectus, which are effective January 28, 2025.Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” sections in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 26 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)4.50%NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACISR6Management Fee0.75%0.75%0.75%0.75%Distribution (12b-1) Fee0.00%[1]0.75%NoneNoneOther Expenses0.59%0.59%0.34%0.28%Acquired Fund Fees and Expenses0.03%0.03%0.03%0.03%Total Annual Fund Operating Expenses1.37%2.12%1.12%1.06%Fee Waivers and/or Expense Reimbursements[2](0.03)%(0.00)%(0.03)%(0.00)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.34%2.12%1.09%1.06%1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Examples does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$583$864$1,166$2,022Expenses assuming no redemption$583$864$1,166$2,022C:Expenses assuming redemption$315$664$1,139$2,261Expenses assuming no redemption$215$664$1,139$2,261IS:Expenses assuming redemption$114$356$617$1,363Expenses assuming no redemption$114$356$617$1,363R6:Expenses assuming redemption$108$337$585$1,294Expenses assuming no redemption$108$337$585$1,294November 18, 2024Federated Hermes MDT Balanced Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456911 (11/24)© 2024 Federated Hermes, Inc.
Federated Hermes MDT Balanced Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes MDT Balanced FundA portfolio of Federated Hermes MDT SeriesClass A Shares (TICKER QABGX)
Class C Shares (TICKER QCBGX)
Institutional Shares (TICKER QIBGX)
Class R6 Shares (TICKER QKBGX)SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2024Effective January 28, 2025, the Board of Trustees of Federated Hermes MDT Balanced Fund (the “Fund”), approved a reduction in the maximum sales charge (load) of the Fund’s Class A Shares. The reduction to the Class A Shares maximum sales charge (load) will also generally cause the reduction of the maximum amount of Class C Shares a shareholder (except for employer-sponsored retirement plans held in omnibus accounts) can hold. Accordingly, please make the following changes in the Fund’s prospectus, which are effective January 28, 2025.1. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” sections in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 26 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)4.50%NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACISR6Management Fee0.75%0.75%0.75%0.75%Distribution (12b-1) Fee0.00%[1]0.75%NoneNoneOther Expenses0.59%0.59%0.34%0.28%Acquired Fund Fees and Expenses0.03%0.03%0.03%0.03%Total Annual Fund Operating Expenses1.37%2.12%1.12%1.06%Fee Waivers and/or Expense Reimbursements[2](0.03)%(0.00)%(0.03)%(0.00)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.34%2.12%1.09%1.06%1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Examples does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$583$864$1,166$2,022Expenses assuming no redemption$583$864$1,166$2,022C:Expenses assuming redemption$315$664$1,139$2,261Expenses assuming no redemption$215$664$1,139$2,261IS:Expenses assuming redemption$114$356$617$1,363Expenses assuming no redemption$114$356$617$1,363R6:Expenses assuming redemption$108$337$585$1,294Expenses assuming no redemption$108$337$585$1,2942. Under the section entitled “What Do Shares Cost? - Sales Charge Information,” please delete the table and its corresponding footnotes and replace with the following:MinimumInitial/SubsequentInvestmentAmounts[1]Maximum Sales ChargesShares OfferedFront-EndSales Charge[2]ContingentDeferredSales Charge[3]A$1,500/$1004.50%0.00%C$1,500/$100None1.00%1The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans; however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus. Please see “By Systematic Investment Program” for applicable minimum investment. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.To maximize your return and minimize the sales charges and marketing fees, aggregate purchases of the C class are generally limited to $250,000. Purchases equal to or in excess of these limits may be made in the A class. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See “Purchase Restrictions on C Class” below.After Class C Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date, provided that certain conditions are satisfied. See “How is the Fund Sold?” This conversion is a non-taxable event.2Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”3See “Sales Charge When You Redeem.”3. Under the section entitled “What Do Shares Cost? - Sales Charge When You Purchase,” please delete the table and its corresponding footnotes and replace with the following:A:Purchase AmountSales Chargeas a Percentageof PublicOffering PriceSales Chargeas a Percentageof NAVLess than $50,0004.50%4.71%$50,000 but less than $100,0003.50%3.63%$100,000 but less than $250,0003.00%3.09%$250,000 or greater[1]0.00%0.00%1A contingent deferred sales charge (CDSC) of 0.75% of the redemption amount applies to Shares originally purchased in an amount of $250,000 or more and redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction. CDSC exceptions may apply. See “Sales Charge When You Redeem.”4. Under the section entitled “What Do Shares Cost? - Purchase Restrictions on C Class,” please delete the paragraph and replace with the following:In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor’s purchases of the C class are generally limited to $250,000 (except for employer-sponsored retirement plans held in omnibus accounts with respect to Class C Shares). In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the respective maximum public offering price times the number of the A class, C class, F class and R class of any Federated Hermes fund currently held in linked Qualifying Accounts, as defined in the section entitled “Reducing the Sales Charge with Breakpoint Discounts.” If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor’s financial intermediary to offer the opportunity to convert the order to the A class. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. Shareholders with balances exceeding the $250,000 threshold in C class may remain in the C class but will be unable to purchase additional C class until their total C class assets fall below $250,000.5. Under the section entitled “What Do Shares Cost? - Sales Charge When you Redeem,” please delete the A Shares table and the bullet point for A Class Only and replace with the following:A:If you make a purchase of the A class in the amount of $250,000 or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such Shares redeemed within 24 months of the purchase.A Class Only■ purchased in the amount of $250,000 or more and redeemed within 24 months of purchase if the Shares were originally purchased through an eligible program offered by a Financial Intermediary that provides for the purchase of Shares without imposition of a sales charge (for example, a wrap account, self-directed brokerage account, retirement or other fee-based program offered by the Financial Intermediary).6. Under the section entitled “Payments to Financial Intermediaries - Front-End Sales Charge Reallowances,” please delete the A Shares table and replace with the following:Class A Shares:Purchase AmountDealer Reallowanceas a Percentage ofPublic Offering PriceLess than $50,0004.00%$50,000 but less than $100,0003.00%$100,000 but less than $250,0002.50%$250,000 or greater0.00%7. Under the section entitled “Payments to Financial Intermediaries - Advance Commissions,” please delete the A Shares table and replace with the following:A (for purchases over $250,000):Purchase AmountAdvance Commissionas a Percentage ofPublic Offering PriceFirst $250,000 - $5 million0.75%Next $5 million - $20 million0.50%Over $20 million0.25%8. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the Class A table in its entirety with the following:FEDERATED HERMES MDT BALANCED FUND – A CLASSANNUAL EXPENSE RATIO: 1.37%MAXIMUM FRONT-END SALES CHARGE: 4.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$477.50$10,027.50$583.21$9,896.672$9,896.67$494.83$10,391.50$138.05$10,255.923$10,255.92$512.80$10,768.72$143.06$10,628.214$10,628.21$531.41$11,159.62$148.25$11,014.015$11,014.01$550.70$11,564.71$153.63$11,413.826$11,413.82$570.69$11,984.51$159.21$11,828.147$11,828.14$591.41$12,419.55$164.99$12,257.508$12,257.50$612.88$12,870.38$170.98$12,702.459$12,702.45$635.12$13,337.57$177.18$13,163.5510$13,163.55$658.18$13,821.73$183.61$13,641.39Cumulative$5,635.52$2,022.17November 18, 2024Federated Hermes MDT Balanced Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456904 (11/24)© 2024 Federated Hermes, Inc.Federated Hermes MDT Balanced FundA portfolio of Federated Hermes MDT SeriesClass A Shares (TICKER QABGX)
Class C Shares (TICKER QCBGX)
Institutional Shares (TICKER QIBGX)
Class R6 Shares (TICKER QKBGX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2024Effective January 28, 2025, the Board of Trustees of Federated Hermes MDT Balanced Fund (the “Fund”), approved a reduction in the maximum sales charge (load) of the Fund’s Class A Shares. The reduction to the Class A Shares maximum sales charge (load) will also generally cause the reduction of the maximum amount of Class C Shares a shareholder (except for employer-sponsored retirement plans held in omnibus accounts) can hold. Accordingly, please make the following changes in the Fund’s summary prospectus, which are effective January 28, 2025.Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” sections in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 26 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)4.50%NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACISR6Management Fee0.75%0.75%0.75%0.75%Distribution (12b-1) Fee0.00%[1]0.75%NoneNoneOther Expenses0.59%0.59%0.34%0.28%Acquired Fund Fees and Expenses0.03%0.03%0.03%0.03%Total Annual Fund Operating Expenses1.37%2.12%1.12%1.06%Fee Waivers and/or Expense Reimbursements[2](0.03)%(0.00)%(0.03)%(0.00)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.34%2.12%1.09%1.06%1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Examples does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$583$864$1,166$2,022Expenses assuming no redemption$583$864$1,166$2,022C:Expenses assuming redemption$315$664$1,139$2,261Expenses assuming no redemption$215$664$1,139$2,261IS:Expenses assuming redemption$114$356$617$1,363Expenses assuming no redemption$114$356$617$1,363R6:Expenses assuming redemption$108$337$585$1,294Expenses assuming no redemption$108$337$585$1,294November 18, 2024Federated Hermes MDT Balanced Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456911 (11/24)© 2024 Federated Hermes, Inc.